UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21054

Name of Fund: BlackRock Municipal Bond Investment Trust (BIE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Investment Trust,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 4.6%
Alabama Incentives Financing Authority, RB, Tax-Exempt Special Obligation, Series A,
5.00%, 9/01/42	$1,725	$1,871,056
Birmingham Water Works Board, RB, Water Utility Improvements, Series B:
5.00%, 1/01/38	150	163,836
5.00%, 1/01/43	300	324,918
Selma IDB, RB, International Paper Co. Project, Series A,
5.38%, 12/01/35	145	158,754

		2,518,564

Alaska – 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A,
5.00%, 6/01/46	180	159,055

California – 9.4%
California Educational Facilities Authority, RB, University of Southern California, Series A,
5.25%, 10/01/38	700	811,545
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A,
6.00%, 7/01/39	120	142,519
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1,
5.25%, 7/01/38	1,660	1,859,416
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A,
5.38%, 2/01/36	850	978,384
State of California, GO, Various Purpose:
6.00%, 3/01/33	685	836,844
5.00%, 4/01/37	500	554,020

		5,182,728

Colorado – 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A,
5.50%, 7/01/34	580	667,052

Florida – 3.4%
City of Jacksonville Florida, Refunding RB, Better Jacksonville Sales Tax, Series A,
5.00%, 10/01/30	600	675,684
JEA Electric System Revenue, Refunding RB, Sub-Series C,
5.00%, 10/01/37	890	983,530
Osceola County Florida School Board, COP, Refunding, Series A,
5.00%, 6/01/28(a)	175	195,578

		1,854,792

Georgia – 1.7%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B,
5.00%, 1/01/37	250	276,808
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D,
6.00%, 1/01/23	555	668,325

		945,133

Illinois – 12.0%
Chicago Board of Education, GO, Series A,
5.50%, 12/01/39	500	556,260
Chicago Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	165	184,399
5.25%, 12/01/40	500	555,310
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A,
5.25%, 1/01/38	205	228,977
City of Chicago Illinois O’Hare International, GARB, Third Lien, Series C (AGM),
6.50%, 1/01/41	1,590	2,020,524
City of Chicago Illinois Wastewater Transmission, RB, Second Lien,
5.00%, 1/01/42	310	336,310
Illinois Finance Authority, RB, Carle Foundation, Series A,
6.00%, 8/15/41	750	882,682
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,000	1,173,610
Northwestern Memorial Healthcare, 5.00%, 8/15/37	115	128,278
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	365	435,971
6.00%, 6/01/28	105	125,198

		6,627,519

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana – 2.5%
Indiana Municipal Power Agency, RB, Series B,
6.00%, 1/01/39	$1,190	$1,399,654

Kansas – 3.4%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group:
Series A, 5.00%, 11/15/32	750	834,615
Series C, 5.50%, 11/15/29	900	1,034,559

		1,869,174

Kentucky – 2.5%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A,
6.38%, 6/01/40	350	406,105
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A,
5.75%, 12/01/34	800	965,216

		1,371,321

Louisiana – 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1,
6.50%, 11/01/35	380	451,159
Louisiana State University & Agricultural & Mechanical College, RB,
5.00%, 7/01/37	120	132,919

		584,078

Maine – 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center,
7.50%, 7/01/32	675	848,462

Massachusetts – 0.8%
Massachusetts Development Finance Agency, Refunding RB, Trustees of Deerfield Academy,
5.00%, 10/01/40	375	420,356

Michigan – 3.3%
Lansing Board of Water & Light, RB, Series A,
5.50%, 7/01/41	485	557,182
Michigan State Building Authority, Refunding RB, Facilities Program, Series I,
6.00%, 10/15/38	500	594,660
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	530	669,687

		1,821,529

Mississippi – 2.9%
Mississippi Development Bank, Refunding RB, Special Obligation Series A:
City of Jackson Mississippi Water & Sewer System Project (AGM), 5.00%, 9/01/30	535	605,599
Jackson Public School District, 5.00%, 4/01/28	645	716,369
University of Southern Mississippi, Refunding RB, S.M. Educational Building Corp. Residence Hall Construction Project(a):
5.00%, 3/01/33	110	124,301
5.00%, 3/01/38	150	167,001

		1,613,270

Multi-State – 5.8%
Centerline Equity Issuer Trust,
7.20%, 10/31/52(b)(c)	3,000	3,232,950

Nevada – 4.1%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center,
6.00%, 4/01/34	1,000	1,145,010
Clark County Nevada, ARB, Series B,
5.75%, 7/01/42	1,000	1,145,150

		2,290,160

New Jersey – 5.8%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA,
5.50%, 12/15/29	750	851,520
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC,
5.25%, 10/01/29	610	667,200

2	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
5.88%, 12/15/38	$695	$814,915
5.50%, 6/15/41	500	568,990
5.00%, 6/15/42	300	322,800

		3,225,425

New York – 1.0%
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	145	167,253
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project,
6.38%, 7/15/49	325	384,849

		552,102

North Carolina – 1.1%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A,
5.00%, 6/01/32	530	605,875

Pennsylvania – 6.3%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project,
6.20%, 4/01/39	300	343,239
Pennsylvania Turnpike Commission, RB:
Sub-Series A, 5.63%, 12/01/31	750	858,053
Sub-Series A, 6.00%, 12/01/41	1,500	1,690,140
Sub-Series C (AGC), 6.25%, 6/01/38	500	595,365

		3,486,797

South Carolina – 1.8%
Charleston Educational Excellence Finance Corp., Refunding RB, Charleston County School District:
5.00%, 12/01/29	410	469,860
5.00%, 12/01/30	475	541,638

		1,011,498

Texas – 10.7%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
6.00%, 1/01/41	890	1,024,248
Series A, 5.00%, 1/01/33	115	125,030
City of Brownsville Texas Utilities System, Refunding RB, Series A,
5.00%, 9/01/29	320	364,230
Conroe ISD, GO, School Building, Series A,
5.75%, 2/15/35	470	551,155
Houston Community College System, GO, Limited Tax,
5.00%, 2/15/36	205	227,558
North Texas Tollway Authority, RB, Special Projects System, Series A,
5.50%, 9/01/41	500	576,900
North Texas Tollway Authority, Refunding RB, System First Tier:
Series B, 5.00%, 1/01/42	750	807,398
Series K-1 (AGC), 5.75%, 1/01/38	250	281,670
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare,
6.00%, 8/15/45	1,020	1,200,285
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project,
6.88%, 12/31/39	500	595,525
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A,
5.00%, 8/15/41	175	186,412

		5,940,411

Utah – 1.5%
Utah Transit Authority, Refunding RB, Subordinated Sales Tax,
5.00%, 6/15/42	750	821,303

Virginia – 2.0%
Fairfax County IDA, RB, Health Care, Inova Health System Project, Series A,
5.00%, 5/15/40	275	304,246
Norfolk EDA, Refunding RB, Sentara Healthcare, Series B,
5.00%, 11/01/36	500	557,165

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Public School Authority, RB, School Financing,
6.50%, 12/01/18(d)	$200	$257,474

		1,118,885

Washington – 3.0%
Port of Seattle, Refunding RB, Intermediate Lien, Series A,
5.00%, 8/01/32	1,000	1,131,790
Spokane Public Facilities District, RB, Series A,
5.00%, 12/01/38	480	516,374

		1,648,164

Wisconsin – 3.0%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Alliance, Series D,
5.00%, 11/15/41	485	533,369
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health Inc.:
Series A, 5.00%, 4/01/42	125	134,853
Series C, 5.25%, 4/01/39	890	970,509

		1,638,731

Total Municipal Bonds – 96.7%		53,454,988

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(e)
California – 19.5%
California Educational Facilities Authority, RB, University of Southern California, Series B,
5.25%, 10/01/39(f)	1,005	1,157,468
Grossmont Union High School District, GO, Election of 2008, Series B,
5.00%, 8/01/40	1,300	1,419,158
Los Angeles Community College District California, GO, Election of 2008, Series C,
5.25%, 8/01/39(f)	1,410	1,656,108
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A,
6.00%, 8/01/33	2,079	2,544,353
Los Angeles Unified School District California, GO, Series I,
5.00%, 1/01/34	200	221,896
San Diego Public Facilities Financing Authority, Refunding RB, Series B,
5.50%, 8/01/39	2,234	2,549,420
University of California, RB, Series O,
5.75%, 5/15/34	810	966,217
University of California, Refunding RB, Limited Project, Series G,
5.00%, 5/15/37	250	278,623

		10,793,243

District of Columbia – 3.5%
District of Columbia, RB, Series A,
5.50%, 12/01/30(f)	735	887,020
District of Columbia Water & Sewer Authority, Refunding RB, Series A,
5.50%, 10/01/39	899	1,043,117

		1,930,137

Florida – 0.5%
County of Miami-Dade Florida Transit System, Refunding RB,
5.00%, 7/01/42	260	281,897

Illinois – 9.0%
City of Chicago Illinois Waterworks, Refunding RB, Second Lien,
5.00%, 11/01/42	400	437,831
Illinois Finance Authority, RB, University of Chicago, Series B,
6.25%, 7/01/38	1,500	1,820,820
Illinois State Toll Highway Authority, RB:
Series A, 5.00%, 1/01/38	400	439,592
Series B, 5.50%, 1/01/33	2,000	2,248,693

		4,946,936

Massachusetts – 1.6%
Massachusetts School Building Authority, RB, Sales Tax Senior Series B,
5.00%, 10/15/41	790	885,677

Nevada – 3.2%
Clark County Water Reclamation District, GO, Limited Tax,
6.00%, 7/01/38	1,500	1,786,620

New Hampshire – 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College,
5.25%, 6/01/39(f)	585	678,042

4	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(e)	Par (000)	Value
New Jersey – 3.7%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGM), 5.00%, 12/15/32	$1,000	$1,115,550
Series B, 5.25%, 6/15/36(f)	840	935,987

		2,051,537

New York – 14.5%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	750	879,554
New York City Municipal Water Finance Authority, Refunding RB:
Water & Sewer System, Series FF, 5.00%, 6/15/45	1,000	1,089,117
Series FF-2, 5.50%, 6/15/40	990	1,156,105
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3,
5.25%, 1/15/39	1,000	1,142,972
New York City Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Series E,
5.00%, 2/01/42	460	508,897
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority,
5.25%, 12/15/43	1,170	1,313,529
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project,
5.75%, 11/15/51	680	788,440
New York State Dormitory Authority, ERB, Series B,
5.25%, 3/15/38	1,000	1,151,390

		8,030,004

Ohio – 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A,
5.25%, 6/01/38	840	925,638

Puerto Rico – 0.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	460	492,750

Texas – 7.2%
City of San Antonio Texas, Refunding RB, Series A,
5.25%, 2/01/31(f)	1,050	1,223,694
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project,
5.50%, 10/01/39	1,450	1,682,188
Waco Educational Finance Corp., Refunding RB, Baylor University,
5.00%, 3/01/43	1,005	1,094,787

		4,000,669

Virginia – 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A,
5.50%, 5/15/35	460	519,796

Washington – 1.5%
University of Washington, Refunding RB, Series A,
5.00%, 7/01/41	735	822,394

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 69.0%		38,145,340

Total Long-Term Investments (Cost – $83,180,187) – 165.7%		91,600,328

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.03%(g)(h)	654,616	654,616

Total Short-Term Securities (Cost – $654,616) – 1.2%		654,616

Total Investments (Cost – $83,834,803*) – 166.9%		92,254,944
Other Assets Less Liabilities – 0.9%		465,374
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (35.6%)		(19,651,452)
VRDP Shares, at Liquidation Value – (32.2%)		(17,800,000)

Net Assets Applicable to Common Shares – 100.0%		$55,268,866

BlackRock Municipal Bond Investment Trust	May 31, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$64,378,972

Gross unrealized appreciation	$8,762,172
Gross unrealized depreciation	(526,252)

Net unrealized appreciation	$8,235,920

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	$291,302	$(4,241)
Wells Fargo & Co.	$195,578	$284

(b)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its maturity.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to June 15, 2019 is $3,737,157.

(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
FFI Institutional Tax-Exempt Fund	159,677	494,939	654,616	$143

(h)	Represents the current yield as of report date.

6	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	GARB	General Airport Revenue Bonds
	AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
	ARB	Airport Revenue Bonds	IDA	Industrial Development Authority
	BARB	Building Aid Revenue Bonds	IDB	Industrial Development Board
	COP	Certificates of Participation	ISD	Independent School District
	EDA	Economic Development Authority	RB	Revenue Bonds
	ERB	Education Revenue Bonds	S/F	Single-Family

•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(54)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	$6,977,813	$54,643

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	May 31, 2013	7

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$91,600,328	–	$91,600,328
Short-Term Securities	$654,616	–	–	654,616

Total	$654,616	$91,600,328	–	$92,254,944

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$54,643	–	–	$54,643

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$72,000	–	–	$72,000
Liabilities:
TOB trust certificates	–	$(19,640,052)	–	(19,640,052)
VRDP shares	–	(17,800,000)	–	(17,800,000)

Total	$72,000	$(37,440,052)	–	$(37,368,052)

There were no transfers between levels during the period ended May 31, 2013.

8	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Investment Trust

Date: July 25, 2013